Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goldman Sachs ETF Trust II
Entity Central Index Key	0001882879
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000239677
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MarketBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Total International Equity ETF
Trading Symbol	GXUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® Total International Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GXUS	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 458,911,154
Advisory Fees Paid, Amount	$ 398,111
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$458,911,154 # of Portfolio Holdings2,804 Portfolio Turnover Rate1% Total Net Advisory Fees Paid$398,111
Holdings [Text Block]

Sector Allocation (%)

Financials	23.4%
Industrials	14.5%
Information Technology	13.1%
Consumer Discretionary	11.3%
Health Care	8.6%
Consumer Staples	6.6%
Materials	6.2%
Communication Services	5.9%
Energy	4.8%
Other	5.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000234252
Shareholder Report [Line Items]
Fund Name	Goldman Sachs MarketBeta<sup style="box-sizing: border-box; color: rgb(33, 120, 196); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> U.S. 1000 Equity ETF
Trading Symbol	GUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs MarketBeta® U.S. 1000 Equity ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GUSA	$5	0.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 1,860,034,694
Advisory Fees Paid, Amount	$ 922,587
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,860,034,694 # of Portfolio Holdings1,011 Portfolio Turnover Rate1% Total Net Advisory Fees Paid$922,587
Holdings [Text Block]

Sector Allocation (%)

Information Technology	29.3%
Financials	14.2%
Consumer Discretionary	11.0%
Health Care	10.7%
Communication Services	9.3%
Industrials	9.1%
Consumer Staples	5.7%
Energy	3.4%
Real Estate	2.4%
Other	4.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs